                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09-30-2008

Check here if Amendment [_]; Amendment Number:
                                               --------

This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DSM Capital Partners
Address: 320 East Main Street
         Mount Kisco, NY 10549

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen E. Memishian
Title: Managing Partner
Phone: 914-242-1900

Signature, Place, and Date of Signing:


/s/ Stephen E. Memishian          Mount Kisco, NY          7/31/08
------------------------     -------------------------     -------
      [Signature]                  [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

Form 13F File Number     Name
28-
   -------------------   ---------------------------
[Repeat as necessary.]

Report Summary:

Number of Other Included Managers:                  0
Form 13F Information Table Entry Total:            67
Form 13F Information Table Value Total: 1,357,862,000
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     None

     [Repeat as necessary.]

PORTVUE-SEC13F.LNP  DSM CAPITAL PARTNERS LLC   PAGE 1
RUN DATE: 11/06/08  8:35 A.M.
                    FORM 13F INFORMATION TABLE
                    AS OF DATE: 09/30/08

                                  TITLE                                                        VOTING AUTHORITY
                                   OF               VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER  -----------------
NAME OF ISSUER                    CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED  NONE
------------------------------- -------- --------- -------- ------- --- ---- ------- -------- ---- ------- ----
ABB LTD........................ COM      000375204   28787  1483871 SH       DEFINED            0  1483871   0
ADOBE SYSTEMS.................. COM      00724F101   52024  1318059 SH       DEFINED            0  1318059   0
AFFILIATED MANAGERS............ COM      008252108     296     3570 SH       DEFINED            0     3570   0
ALLERGAN....................... COM      018490102   37750   733001 SH       DEFINED            0   733001   0
ALTERA CORP COM................ COM      021441100     336    16225 SH       DEFINED            0    16225   0
AMAZON......................... COM      023135106   27701   380715 SH       DEFINED            0   380715   0
ANSYS INC...................... COM      03662Q105     459    12130 SH       DEFINED            0    12130   0
APPLE COMPUTER................. COM      037833100   37421   329236 SH       DEFINED            0   329236   0
ARM HOLDINGS................... COM      042068106     304    58400 SH       DEFINED            0    58400   0
AUTOMATIC DATA PROCESSING...... COM      053015103   49179  1150396 SH       DEFINED            0  1150396   0
BAKER HUGHES................... COM      057224107     357     5900 SH       DEFINED            0     5900   0
C. R. BARD..................... COM      067383109   38088   401475 SH       DEFINED            0   401475   0
CELGENE........................ COM      151020104  118608  1874344 SH       DEFINED            0  1874344   0
CHART INDUSTRIES............... COM      16115Q308     406    14215 SH       DEFINED            0    14215   0
CISCO SYSTEMS.................. COM      17275R102   45801  2030175 SH       DEFINED            0  2030175   0
CONCEPTUS...................... COM      206016107     240    14470 SH       DEFINED            0    14470   0
CORE LABORATORIES.............. COM      N22717107     482     4755 SH       DEFINED            0     4755   0
COVANCE........................ COM      222816100   41922   474180 SH       DEFINED            0   474180   0
CUBIST PHARMACEUTICALS......... COM      229678107     455    20450 SH       DEFINED            0    20450   0
CVS/CAREMARK CORP.............. COM      126650100   39294  1167374 SH       DEFINED            0  1167374   0
DIGITAL RIVER.................. COM      25388B104     302     9320 SH       DEFINED            0     9320   0
F5 NETWORKS.................... COM      315616102     340    14560 SH       DEFINED            0    14560   0
FMC TECHNOLOGIES............... COM      30249U101   38310   822992 SH       DEFINED            0   822992   0
GENZYME........................ COM      372917104  100161  1238240 SH       DEFINED            0  1238240   0
GEN-PROBE...................... COM      36866T103   43975   828926 SH       DEFINED            0   828926   0
GOOGLE......................... COM      38259P508   65785   164250 SH       DEFINED            0   164250   0
HALLIBURTON.................... COM      406216101    2551    78765 SH       DEFINED            0    78765   0
HARRIS CORP.................... COM      413875105     438     9490 SH       DEFINED            0     9490   0
HENRY SCHEIN................... COM      806407102     475     8820 SH       DEFINED            0     8820   0
HOLOGIC........................ COM      436440101   22062  1141342 SH       DEFINED            0  1141342   0
IDEXX LABS INC COM............. COM      45168D104     398     7270 SH       DEFINED            0     7270   0
INTEGRA LIFESCIENCES........... COM      457985208     382     8670 SH       DEFINED            0     8670   0
INTUITIVE SURGICAL............. COM      46120E602   14153    58731 SH       DEFINED            0    58731   0
INVESCO LTD.................... COM      G491BT108   26475  1261909 SH       DEFINED            0  1261909   0
ION GEOPHYSICAL................ COM      462044108     481    33885 SH       DEFINED            0    33885   0
JACOBS ENGINEERING GROUP....... COM      469814107     673    12400 SH       DEFINED            0    12400   0
JOHN BEAN TECHNOLOGIES......... COM      477839104    1225    96730 SH       DEFINED            0    96730   0
KELLOGG COMPANY................ COM      487836108     218     3890 SH       DEFINED            0     3890   0
KENDLE INTERNATIONAL........... COM      48880L107     239     5335 SH       DEFINED            0     5335   0
MASTERCARD..................... COM      57636Q104    4392    24765 SH       DEFINED            0    24765   0
MCDERMOTT INTERNATIONAL........ COM      580037109     314    12275 SH       DEFINED            0    12275   0
MICROSEMI...................... COM      595137100     334    13090 SH       DEFINED            0    13090   0
MONOLITHIC POWER............... COM      609839105     311    17900 SH       DEFINED            0    17900   0
MONSANTO....................... COM      61166W101   70216   709394 SH       DEFINED            0   709394   0
NATIONAL INSTRUMENTS........... COM      636518102     366    12195 SH       DEFINED            0    12195   0
NESTLE S A..................... FOREIGN
                                COMMON S 641069406   28900   672885 SH       DEFINED            0   672885   0
NETAPP INC COM................. COM      64110D104     321    17590 SH       DEFINED            0    17590   0
NOVO-NORDISK A S............... COM      670100205   25921   506265 SH       DEFINED            0   506265   0
NUANCE COMMUNICATIONS.......... COM      67020Y100     306    25070 SH       DEFINED            0    25070   0
OCEANEERING INTL INC COM....... COM      675232102     381     7145 SH       DEFINED            0     7145   0
PAREXEL INTL CORP COM.......... COM      699462107     227     7915 SH       DEFINED            0     7915   0

PORTVUE-SEC13F.LNP  DSM CAPITAL PARTNERS LLC   PAGE 2
RUN DATE: 11/06/08  8:35 A.M.
                    FORM 13F INFORMATION TABLE
                    AS OF DATE: 09/30/08

                                  TITLE                                                        VOTING AUTHORITY
                                   OF               VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER  -----------------
NAME OF ISSUER                    CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED  NONE
------------------------------- -------- --------- -------- ------- --- ---- ------- -------- ---- ------- ----
PEPSICO........................ COM      713448108     353     4950 SH       DEFINED            0     4950   0
PETROLEUM GEO-SERVICES......... COM      716599105     310    24050 SH       DEFINED            0    24050   0
POWELL INDS INC COM............ COM      739128106     335     8210 SH       DEFINED            0     8210   0
PROCTER & GAMBLE............... COM      742718109     320     4590 SH       DEFINED            0     4590   0
QUALCOMM....................... COM      747525103   27705   644754 SH       DEFINED            0   644754   0
RESEARCH IN MOTION............. COM      760975102   19536   286035 SH       DEFINED            0   286035   0
RIVERBED TECHNOLOGY INC COM.... COM      768573107     359    28710 SH       DEFINED            0    28710   0
SCHERING PLOUGH................ COM      806605101   61647  3337658 SH       DEFINED            0  3337658   0
SCHLUMBERGER................... COM      806857108   99805  1278071 SH       DEFINED            0  1278071   0
SEI INVESTMENTS................ COM      784117103   54776  2467370 SH       DEFINED            0  2467370   0
SMITH INTL INC COM............. COM      832110100     387     6600 SH       DEFINED            0     6600   0
STRYKER........................ COM      863667101   60591   972571 SH       DEFINED            0   972571   0
VARIAN MEDICAL SYSTEMS......... COM      92220P105   21241   371800 SH       DEFINED            0   371800   0
WALT DISNEY COMPANY............ COM      254687106     272     8850 SH       DEFINED            0     8850   0
WESTERN UNION.................. COM      959802109   39111  1585350 SH       DEFINED            0  1585350   0
ZOLL MEDICAL................... COM      989922109     572    17480 SH       DEFINED            0    17480   0

LINE COUNT: 67